Employee Compensation - Summary of Asset Allocation Ranges and Weighted-average Actual Asset Allocations (Detail) - Pension Plans [member]	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Equity Securities 1 [Member]
Disclosure of weighted average asset allocations [Line Items]
Defined benefit plan weighted average asset allocation	32.00%	37.00%
Fixed income investments [member]
Disclosure of weighted average asset allocations [Line Items]
Defined benefit plan weighted average asset allocation	51.00%	46.00%
Alternative Strategies [Member]
Disclosure of weighted average asset allocations [Line Items]
Defined benefit plan weighted average asset allocation	17.00%	17.00%
Bottom of range [member] | Equity Securities 1 [Member]
Disclosure of weighted average asset allocations [Line Items]
Defined benefit plan target asset allocation	20.00%
Bottom of range [member] | Fixed income investments [member]
Disclosure of weighted average asset allocations [Line Items]
Defined benefit plan target asset allocation	25.00%
Bottom of range [member] | Alternative Strategies [Member]
Disclosure of weighted average asset allocations [Line Items]
Defined benefit plan target asset allocation	15.00%
Top of range [member] | Equity Securities 1 [Member]
Disclosure of weighted average asset allocations [Line Items]
Defined benefit plan target asset allocation	50.00%
Top of range [member] | Fixed income investments [member]
Disclosure of weighted average asset allocations [Line Items]
Defined benefit plan target asset allocation	55.00%
Top of range [member] | Alternative Strategies [Member]
Disclosure of weighted average asset allocations [Line Items]
Defined benefit plan target asset allocation	45.00%